Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Revenue attributed to geographic regions
During the years ended December 31, 2020 and 2019, revenues attributed to geographic regions, based on the location of customers, were as follows:

Revenue	China	Europe	United States	South Korea	South America	Canada	Other Asia	TOTAL
2020	$828,277	$488,955	$419,461	$284,461	$269,853	$117,480	$241,476	$2,649,963
	31%	18%	16%	12%	10%	4%	9%	100%
2019	$998,302	$634,647	$581,631	$320,394	$307,706	$145,386	$295,448	$3,283,514
	30%	19%	18%	11%	9%	4%	9%	100%

As at December 31, 2020 and 2019, the net book value of property, plant and equipment by country was as follows:

Property, plant and equipment [1]	United States	Egypt	New Zealand	Trinidad	Canada	Chile	Waterfront Shipping	Other	TOTAL
December 31, 2020	$1,727,982	$617,017	$241,581	$120,130	$191,010	$124,271	$610,843	$44,222	$3,677,056
December 31, 2019	$1,548,165	$657,961	$282,493	$146,273	$127,075	$145,892	$602,344	$65,992	$3,576,195

[1] Includes right-of-use (leased) assets.